EXHIBITS TO THE SCHEDULE
EXHIBIT A(1)
FORM OF MONTHLY STATEMENT
Series 2006 — 2
HSBC Bank plc
AS SERVICER

RECEIVABLES TRUST
MONTHLY PERIOD ENDING:
31 January 2008

1.	Capitalised terms used in this Report have their respective meanings set forth in the Master Definitions Schedule set out as schedule 6 to a receivables trust deed and servicing agreement dated on or about 23 May 2006 (the “RTDSA”) and any supplement thereto for a Series provided, however, that the “preceding Monthly Period” shall mean the Monthly Period immediately preceding the calendar month in which this certificate is delivered. This Report is delivered pursuant to Clause 9.5(b) of the Receivables Trust Deed and Servicing Agreement.

2.	HSBC is Servicer under the Receivables Trust Deed and Servicing Agreement.

3.	The undersigned is an Authorised Officer.

4.	The date of this Report is a date on or before a Transfer Date under the Receivables Trust Deed and Servicing Agreement.

Monthly Period:	Starting	31/12/2007	Ending	31/01/2008

Interest Period Date:	Starting	15/01/2008	Ending	15/02/2008

Interest Determination Date:		11/01/2008

*	The Transfer Date, Distribution Date and Payment Date are the same as the Interest Period Ending Date.
INDEX
Section     Contents
1	Receivables Pool Summary Information

2	Series General Information

3	Undivided Interest

4	Segregated Trust

5	Loan Note Issuer

6	Issuer

7	Investor Interest and Debt Amounts

8	Commentary/Payout Events
Note: All amounts are in (pound) sterling unless otherwise stated.

Turquoise Card Backed Securities plc — Servicer Reprot
Series 2006 — 2, For IPD Ending: 15 February 2008
Section 1
Receivables Pool Summary Information (1)

1 Aggregate amount of Eligible Receivables that are Principal Receivables for Beginning of the Monthly Period	2,581,412,721

2 Aggregate amount of Principal Collections processed	699,106,672

3 Aggregate amount of Finance Charge Collections (including Acquired Interchange)	39,569,214

4 Aggregate amount of Interest received on Trustee Collections Account and Trustee Investment Account	269,035

5 Aggregate amount Investor Default Amount	10,684,754

6 Aggregate amount of Investor Indemnity Amount	0

7 Aggregate amount of outstanding principal balances in the Accounts which were delinquent as of the end of the day on the last day of the related Monthly Period	68,521,957

8 Aggregate amount of Eligible Receivables that are Principal Receivables for End of Monthly Period	2,526,685,057
Delinquency Analysis

	Aggregate Account		Percentage of
	Principal Balance	No. of Accounts	Total Receivables in Trust

(a) 30 - 59 days	19,687,301	7,225	0.78%
(b) 60 - 89 days	13,924,502	4,740	0.55%
(c) 90 - 119 days	12,423,077	4,027	0.49%
(d) 120 - 149 days	9,942,321	3,277	0.39%
(e) 150 - or more days	12,544,756	4,129	0.50%

Totals	68,521,957	23,398	2.71%

Delinquency Analysis excludes ‘no in-force plan’ accounts. Accounts with no-inforce plans are dormant accounts i.e. no active retail, balance transfer or cash plan, at the time of reporting.
Receivables Pool Summary Information (2)

	Amount	Percentage
Transferor and Aggregate Investor Interest (at the Beginning of the Monthly Period)	2,581,412,721	100.00%

Transferor Interest	1,397,243,193	54.13%

Aggregate Investor Interest (for analysis — see below)	1,184,169,528	45.87%

2006-1 Investor Interest	536,193,030	20.77%

2006-2 Investor Interest	397,035,469	15.38%

2007-1 Investor Interest	250,941,029	9.72%

Balance on Trustee Investment Account	0
Portfolio Minimum Balance Parameters

	Threshold	Passed?

Minimum Transferor interest above amount agreed with Rating Agencies for a period of 30 consecutive days	6%	Yes

Minimum Transferor interest above amount agreed with Rating Agencies for a period of 30 consecutive days	2%	Yes

Minimum Aggregate Principal Receivables Above Zero	0	Yes

Turquoise Card Backed Securities plc — Servicer Reprot
Series 2006 — 2, For IPD Ending: 15 February 2008
Section 2
General Information
Period Type:     Revolving
Loan Note Rate

	GBP Libor	Margin (bps)	Total Rate
Class A	5.68%	7.2	5.75%

Class B	5.68%	20.7	5.89%

Class C	5.68%	44.7	6.13%
Investor Percentages

	Pre-Addition Date	Post Addition Date
	Series 2006 - 2	Series 2006 - 2
	%	%

Series Floating Percentage	—	15.38%

Class A Floating Percentage	—	88.00%

Class B Floating Percentage	—	5.50%

Class C Floating Percentage	—	6.50%

Series Fixed Percentage	—	15.38%

Class A Floating Percentage	—	88.00%

Class B Floating Percentage	—	5.50%

Class C Floating Percentage	—	6.50%

Aggregate amount of Investor Percentage of the Principal Collections	107,526,450

Aggregate amount of Investor Percentage of the Finance Charge Collections	5,302,497

Aggregate amount of Investor Percentage of the Acquired Interchange	783,466

Aggregate amount of Investor Percentage of Recoveries	276,127

Bank Account Interest allocable to the Series	61,725
Controlled Accumulation Period (CAP)/Controlled Deposit Amount Series 2006 — 2

	Months	Amount

Original CAP/Controlled Deposit Amount	12	0

Adjustment to CAP/Controlled Deposit Amount	0	0

Revised CAP/Controlled Deposit Amount	12	0

Turquoise Card Backed Securities plc — Servicer Reprot
Series 2006 — 2, For IPD Ending: 15 February 2008
Section 3
Undivided Interest
Principal Collections

Series 2006 - 2

The aggregate amount of Principal Collections processed during the related Monthly Period allocable to Series	107,526,450

Deduct: Utilised Retained Principal Collections Amount notionally allocable to Class C	0

Deduct: Utilised Retained Principal Collections Amount notionally allocable to Class B	0

Deduct: Amount distributed to Series Principal Collections Ledger in the Segregated Trust	0

Deduct: Shared Principal Collections	0

Total = Cash Available for Investment	107,526,450

Finance Charge Collections (incl. Acquired Interchange)

Series 2006 - 2

The aggregate amount of Finance Charge Collections (to include interest on the Trustee Collections Account and Trustee Investment Account) and Acquired Interchange allocable to the Series during the related Monthly Period	6,147,687

The aggregate amount of Recoveries allocable to the Series during the related Monthly Period	276,127

Total transferred to the Series Collections Account Finance Charge Collections Ledger in relation to Series	6,423,815

Other

Series 2006 - 2

Investor Default Amount allocable to Series	1,643,373

Investor Indemnity Amount allocable to Series	0

Turquoise Card Backed Securities plc — Servicer Reprot
Series 2006 — 2, For IPD Ending: 15 February 2008
Section 4(a)
Segregated Trust (1)
Principal Collections
Principal Collections Ledger

Series 2006 - 2

Total amount transferred from Undivided Interest	0

Deficit relative to Controlled Deposit Amount	0

The total distribution to Principal Funding Account or to Loan Note Issuer Account in respect of:

Class A Monthly Principal Amount	0

Class B Monthly Principal Amount	0

Class C Monthly Principal Amount	0

Funding Account (Principal Ledger)

Series 2006 - 2

Balance brought forward	0

Transfer this month	0

Transfer to Loan Note Issuer Distribution Account	0

Class A Monthly Principal Amount	0

Class B Monthly Principal Amount	0

Class C Monthly Principal Amount	0

Balance carry forward	0

Deficit relative to Cumulative Controlled Deposit Amount	0

Turquoise Card Backed Securities plc — Servicer Reprot
Series 2006 — 2, For IPD Ending: 15 February 2008
Section 4(b)
Segregated Trust (2)
Finance Charge Collections (1)
Series Finance Charge Collection Ledger

Series 2006 - 2

Finance Charge Collections (incl. Acquired Interchange) allocable to Series	6,085,963

Recoveries	276,127

Interest Income on Accounts	61,725

Income from Principal Funding Account up to Class A Covered Amount	0

Retained Principal Collections Amount notionally allocable to Class B	0

Retained Principal Collections Amount notionally allocable to Class C	0

Transfer from Reserve Account	0

Transfer from Spread Account	0

Total Amount of Distribution to be transferred to Finance Funding Account (in revolving and controlled accumulation Period) or to Loan Note Issuer Distribution Account (in Regulated or Rapid Amortisation Period)

	Series 2006 - 2	Series 2006 - 2
	Paid	Unpaid

Class A Monthly Finance Amount	1,706,867	0

Class A Deficiency Amount	0	0

Class A Additional Finance Amount	0	0

Class A Monthly Distribution Amount	1,706,867	0

Class B Monthly Finance Amount	109,183	0

Class B Deficiency Amount	0	0

Class B Additional Finance Amount	0	0

Class B Monthly Distribution Amount	109,183	0

Class C Monthly Finance Amount	134,295	0

Class C Deficiency Amount	0	0

Class C Additional Finance Amount	0	0

Class C Monthly Distribution Amount	134,295	0

Turquoise Card Backed Securities plc — Servicer Report
Series 2006 — 2, For IPD Ending: 15 February 2008
Section 4(c)
Segregated Trust (3)
Finance Charge Collections (2)

	Series 2006 - 2	Series 2006 - 2
	Paid	Unpaid

Issuer Costs Amount	809	0

Issuer Profit Amount	2,248	0

Trustee Payment Amount	12,702	0

The total amount of distribution in respect of Trustee Payment Amount for the related Monthly Period Including any amount remaining unpaid in respect of prior Monthly Periods	12,702	0

Total amount of distribution in respect of Loan Note Issuer Costs Amount for the Monthly Period including any amount remaining unpaid in respect of prior Monthly Periods	0	0

Total amount of distribution in respect of Loan Note Issuer Profit for the monthly period	425	0

Total amount of distribution in respect of Servicing Fee Payment Amount for the related Monthly Period including any amount remaining unpaid in respect of prior Monthly Periods	264,690	0

Total amount of distribution in respect of Expenses Loan Interest, Scheduled Amount and Prepayment Amount, for the related Monthly Period including any amount remaining unpaid in respect of prior Monthly Periods	0	0

Payment to cover Investor Default Amount	1,643,373	0

Payment to cover Reduction in Investor Interest (excluding repayments of principal)	0	0

Transfer to Reserve Account	0	0

Transfer to Spread Account	0	0

Payment in respect of Investor Indemnity Amount	0	0

Payment in relation to Excess Spread	2,549,223	0
Funding Account (Finance Ledger)

Series 2006 - 2

Balance brought forward	0
Transfer in this month (15th’s Payment)	1,950,345
Transfer to Loan Note Issuer Distribution Account
Class A Finance Distribution Amount	1,706,867
Class B Finance Distribution Amount	109,183
Class C Finance Distribution Amount	134,295
Balance carried forward	0

Turquoise Card Backed Securities plc — Servicer Report
Series 2006 — 2, For IPD Ending: 15 February 2008
Section 4(d)
Segregated Trust (4)
Reserve and Spread Accounts
Reserve Account

Series 2006 - 2

Required Reserve Account Amount	0
Balance brought forward	0
Transfer in/out this Month	0
Balance carried forward (Available Reserve Account Amount)	0
Spread Account

Series 2006 - 2

Quarterly Excess Spread Percentage*	8.05%
Required Spread Account Amount	0
Balance brought forward	0
Transfer in/out this Month	0
Balance carried forward (Available Spread Account Amount)	0

*	Calculated on a Simple yield basis
Spread Account Trigger

If Excess Spread Rate:	Required Spread Account %

above 4.5%	0.0%
above 4.0% but equal to or below 4.5%	1.5%
above 3.0% but equal to or below 4.0%	3.5%
above 2.0% but equal to or below 3.0%	4.0%
equal to or below 2.0%	4.5%

Turquoise Card Backed Securities plc — Servicer Report
Series 2006 — 2, For IPD Ending: 15 February 2008
Section 5
Loan Note Issuer Distribution Account
Receipts

Series 2006 - 2

Loan Note Interest	2,096,216
Loan Note Principal	—
Investor Trustee Payment Amount	—
Issuer & Loan Note Issuer Cost Amount	9,700
Expenses Loan Interest and Scheduled Amount	—
Investor Servicing Fee Amount	264,690
Class A Investor Default Amount	1,378,854
Class A Investor Charge-Off	—
Class B Investor Default Amount	86,179
Class B Investor Charge-Off	—
Class C Investor Default Amount	101,848
Class C Investor Charge-Off	—
Investor Indemnity Payment Amount	—
LN Issuer Return, Issuer Profit Amount	2,500
Expenses Loan Prepayment Amount	—
Excess Finance Charges	3,489,016
Deferred Subscription Price	3,489,016
Payments

Series 2006 - 2

Loan Note Interest	2,096,216
Loan Note Principal	—
3rd Party Expenses	—
Issuer Costs Amount	9,700
Additional Consideration	5,320,588
Monthly Expenses Loan Amount	—
Expenses Loan Prepayment	—
Issuer Profit Amount	2,103
Further Interest	3,489,016
Net Movement

397

Retained Profit (This Period)	397
Retained Profit (Prior Periods)	5,342
Other	—

Account Balance	5,739

Comments:

Turquoise Card Backed Securities plc — Servicer Report
Series 2006 — 2, For IPD Ending: 15 February 2008
Section 6
Issuer Distribution Account
Receipts

Series 2006 - 2

Loan Note Interest	2,096,216
Loan Note Principal	—
Issuer Costs	9,700
Further Interest	3,489,016
Issuer Profit	2,103
Expenses Loan Repayment	—
Expenses Loan Prepayment	—
Swap Interest (USD)	3,072,132
Swap Principal (USD)	—
Payments

Series 2006 - 2

Swap Interest	2,096,216
Swap Principal	—
Note Interest (USD)	3,072,132
Note Principal (USD)	—
3rd Party Expenses	9,700
Expenses Loan Repayment	—
Deferred Subscription Price	3,489,016
Net Movement

2,103

Retained Profit (This Period)	2,103
Retained Profit (Prior Periods)	28,283
Other	—

Account Balance	30,387

Comments:

Turquoise Card Backed Securities plc — Servicer Report
Series 2006 — 2, For IPD Ending: 15 February 2008
Section 7
Investor Interest & Debt Amounts
Summary Series Investor Interest and Adjusted Investor Interest

	Total	Class A	Class B	Class C
Initial Investor Interest	397,035,469	349,391,212	21,836,951	25,807,306
Principal Payments made to Loan Note Issuer	—	—	—	—
Investor Charge-Offs/Reallocations	—	—	—	—

Investor Interest	397,035,469	349,391,212	21,836,951	25,807,306

Series Collection Account — PC Ledger	—	—	—	—
Balance of Principal Funding Account (Principal Ledger)	—	—	—	—

Adjusted Investor Interest	397,035,469	349,391,212	21,836,951	25,807,306

Loan Note Debt Amount

	Total	Class A	Class B	Class C

Related Debt amount brought forward	397,035,469	349,391,212	21,836,951	25,807,306
Principal Payments made to Issuer	—	—	—	—
Related Debt amount caried forward	397,035,469	349,391,212	21,836,951	25,807,306
Turquoise Card Backed Securities plc            Series 2006 — 2 (USD)

	Total	Class A	Class B	Class C

Outstanding Amount brought forward	750,000,000	660,000,000	41,250,000	48,750,000
Principal Payments made	—	—	—	—
Associated Debt amount carried forward	750,000,000	660,000,000	41,250,000	48,750,000
Pool Factor brought forward	100%
Pool Factor carried forward	100%

Turquoise Card Backed Securities plc — Servicer Report
Series 2006 — 2, For IPD Ending: 15 February 2008
Section 8
Pay Out Events / Triggers
Portfolio Yield and Expense Rate            Series 2006 — 2

	Rate (Actual)	Rate (Simple)

Portfolio Yield for the Period	18.23%	18.58%
Expense Rate	6.62%	6.74%
Net Charge Off Rate	4.05%	4.13%
Excess Spread Rate	7.55%	7.71%

Quarterly Excess Spread	7.95%	8.05%
Regulated Amortisation Trigger		<0%
Regulated Amortisation		No
Simple yield is annualised over 12 months, Actual yield is annualised on an actual days basis.
Portfolio Minimum Balance Parameters

	Threshold	Passed?

Minimum Transferor interest above amount agreed with Rating Agencies for a period of 30 consecutive days	6%	Yes

Minimum Transferor interest above amount agreed with Rating Agencies for a period of 30 consecutive days	2%	Yes

Minimum Aggregate Principal Receivables Above Zero	0	Yes
Commentary
To the knowledge of the undersigned, there are no Encumbrances or any Receivables in the Receivables Trust except as described below:
None
We confirm that no Trust Pay Out Event, Investor Pay Out Event or Series Pay Out Event has occurred as at the date hereof.
IN WITNESS WHEREOF, the undersigned has duly executed this certificate this 15th day of February, 2008.
HSBC Bank plc
as Servicer
By:
/s/ Michael C Anderson
Name: Michael C Anderson
Title: Head of Group Asset and Liability Management